Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Chartered-in vessels
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	$ 142,968	$ 122,668	$ 84,114
Rent expense for office space	2,876	2,648	2,748
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	$ 114	$ 1,564	$ 1,521